Consolidated Statements of Changes In Partners' Capital (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Partners' Capital [Abstract]
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73